OPERATING SEGMENT INFORMATION - Income from external customers per segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Segment
Contract revenue - Transmission	R$ 793,239	R$ 690,360
Update revenue - RBSE	763,016	686,179	R$ 962,516
Reportable Segment
Operating Segment
Supply	15,870,784	13,268,869	15,932,406
Provision	2,282,200	2,319,857	2,554,279
CCEE	1,353,218	1,296,526	1,006,114
Revenue from operation and maintenance	7,705,368	6,792,407	5,518,282
Construction revenue	570,701	712,703	970,283
Financial effect of Itaipu	269,432	511,079	626,135
Contract revenue - Transmission	793,239	643,208	1,139,816
Update revenue - RBSE	4,072,993	4,462,260	4,922,827
Total gross revenue	32,917,935	30,006,909	32,670,142
Generation
Operating Segment
Supply	15,870,784	13,268,869	15,932,406
Provision	2,282,200	2,319,857	2,554,279
CCEE	1,353,218	1,296,526	1,006,114
Revenue from operation and maintenance	3,549,019	2,708,451	2,198,347
Construction revenue	49,353	34,295	52,836
Financial effect of Itaipu	269,432	511,079	626,135
Total gross revenue	23,374,006	20,139,077	22,370,117
Transmission
Operating Segment
Revenue from operation and maintenance	4,156,349	4,083,956	3,319,935
Construction revenue	521,348	678,408	917,447
Contract revenue - Transmission	793,239	643,208	1,139,816
Update revenue - RBSE	4,072,993	4,462,260	4,922,827
Financial - Return on investment	793,239	643,208	1,139,816
Total gross revenue	R$ 9,543,929	R$ 9,867,832	R$ 10,300,025